Note 4 - Receivables	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Financing Receivables [Text Block]	4. Receivables
	December 31,
	2021	2020
	A$	A$
Receivables	476,164	73,073
Allowance for credit losses	0	0
	476,164	73,073